LEASES - Supplemental balance sheet information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental balance sheet information
Right-of-use assets		$ 4,984	$ 23,345
Operating Lease Liability	$ 31,988	5,654	$ 26,061
Less: short term portion		$ (5,654)